August 13, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Zandra Y. Bailes, Document Control - EDGAR

Re: AXP Variable Portfolio - Investment Series, Inc. formerly known as IDS Life Investment Series, Inc.
          AXP Variable Portfolio - Blue Chip Advantage Fund
          AXP Variable Portfolio - Growth Fund
          AXP Variable Portfolio - Small Cap Advantage Fund
       Post-Effective Amendment No. 38
       File No. 2-73115/811-3218

Dear Ms. Bailes:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
    AXP Variable Portfolio - Blue Chip Advantage Fund
    AXP Variable Portfolio - Growth Fund
    AXP Variable Portfolio - Small Cap Advantage Fund






/s/ Leslie L. Ogg
Leslie L. Ogg
Vice President

LLO/BS/dm